Selling expenses (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Selling Expenses [Abstract]
Summary Of Selling Expenses

Selling expenses are analysed as follows:

	2025	2024	2023
Shipping and handling costs	23,596	24,767	26,325
Labour costs	24,587	26,027	25,971
Depreciation and amortisation	11,529	12,450	12,369
Customs duties	5,593	4,568	5,473
Commissions to sales representatives	4,700	5,327	5,861
Advertising expenses	5,957	5,986	5,936
Utilities	4,454	4,271	3,960
Fairs	1,058	638	596
Other insurance costs	929	1,047	1,042
Impairment of non-financial assets	4,029	441	3
Leases	1,094	1,271	1,627
Promotions	606	512	632
Advisory services	147	329	528
Insurance costs on trade receivables	202	175	312
Samples	585	494	505
Other	1,445	1,926	233
Total	90,511	90,229	91,373